Quarterly Financial Data (Unaudited) Restatement of Previously Issued Financial Statements - Unaudited Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2023		Jun. 30, 2023	Dec. 31, 2022		Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Current assets:
Accounts receivable	$ 706			$ 6,195		$ 7,663	$ 918
Total current assets	23,070			51,357		67,785	76,384	$ 19,038
Intangible assets, net	3,253,707	[1]		3,363,156	[1],[2]	3,473,526	3,537,210	84,218	[2]
Total assets	3,282,035			3,417,945		3,543,791	3,614,544	104,006
Stockholders' Equity (Deficit):
Additional paid-in capital	347,376			137,069		135,276	127,099
Accumulated deficit	(62,094)			(29,203)		(25,738)	(23,666)
Total Stockholders' Equity (Deficit)	285,295			107,879		109,551	103,446	(155,756)
Non-controlling interest	1,358,367			2,077,586		2,251,818	2,360,520	4,348
Total equity	1,643,662		$ 1,803,485	2,185,465		2,361,369	2,463,966	(151,408)		$ (115,847)	$ (100,105)
Total liabilities and equity	$ 3,282,035			3,417,945		3,543,791	3,614,544	104,006
As previously reported
Current assets:
Accounts receivable						7,525	901
Indemnification asset						752,510	719,413
Total current assets						820,157	795,780
Deferred tax asset						857	857
Intangible assets, net						2,077,571	2,095,735
Investment in rights to claim recovery cash flows						3,673,610	3,673,610
Total assets						6,574,675	6,566,932
Stockholders' Equity (Deficit):
Additional paid-in capital				$ 137,069		201,965	187,578
Accumulated deficit						(23,537)	(23,074)
Total Stockholders' Equity (Deficit)						178,441	164,517
Non-controlling interest						5,213,812	5,251,837
Total equity						5,392,253	5,416,354	$ (151,408)
Total liabilities and equity						6,574,675	6,566,932
Restatement Adjustments
Current assets:
Accounts receivable						138	17
Indemnification asset						(752,510)	(719,413)
Total current assets						(752,372)	(719,396)
Deferred tax asset						(857)	(857)
Intangible assets, net						1,395,955	1,441,475
Investment in rights to claim recovery cash flows						(3,673,610)	(3,673,610)
Total assets						(3,030,884)	(2,952,388)
Stockholders' Equity (Deficit):
Additional paid-in capital						(66,689)	(60,479)
Accumulated deficit						(2,201)	(592)
Total Stockholders' Equity (Deficit)						(68,890)	(61,071)
Non-controlling interest						(2,961,994)	(2,891,317)
Total equity						(3,030,884)	(2,952,388)
Total liabilities and equity						$ (3,030,884)	$ (2,952,388)

[1]	As of September 30, 2023 and December 31, 2022, intangible assets, net included $2.3 billion and $2.3 billion, respectively, related to a consolidated VIE. See Note 9, Variable Interest Entities, for further details.
[2]	As of December 31, 2022, intangible assets, net included $2.3 billion related to a consolidated VIE. See Note 10, Variable Interest Entities, for further details.